Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Cohen & Steers REIT and Utility Income Fund, Inc.

280 Park Avenue

New York, New York 10017

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21437

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Cohen & Steers REIT and Utility Income Fund, Inc. (the “Company”) to be redeemed:

Auction Market Preferred Shares, Series M7 (CUSIP: 19247Y207) (“Series M7 Shares”),

Auction Market Preferred Shares, Series T7 (CUSIP: 19247Y306) (“Series T7 Shares”),

Auction Market Preferred Shares, Series W7 (CUSIP: 19247Y405) (“Series W7 Shares”),

Auction Market Preferred Shares, Series TH7 (CUSIP: 19247Y504) (“Series TH7 Shares”),

Auction Market Preferred Shares, Series F7 (CUSIP: 19247Y603) (“Series F7 Shares”),

Auction Market Preferred Shares, Series M28 (CUSIP: 19247Y876) (“Series M28 Shares”),

Auction Market Preferred Shares, Series T28 (CUSIP: 19247Y702) (“Series T28 Shares”),

Auction Market Preferred Shares, Series W28 (CUSIP: 19247Y884) (“Series W28 Shares”),

Auction Market Preferred Shares, Series F28 (CUSIP: 19247Y801) (“Series F28 Shares”),

Auction Market Preferred Shares, Series T7-2 (CUSIP: 19247Y850) (“Series T7-2 Shares”),

(collectively, the “Preferred Shares”)

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M7	October 21, 2008
T7	October 22, 2008
W7	October 23, 2008
TH7	October 24, 2008
F7	October 27, 2008
M28	October 28, 2008
T28	October 22, 2008
W28	October 23, 2008
F28	October 14, 2008
T7-2	October 22, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

Series M7, T7, W7, TH7, F7, T28 and F28 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of March 18, 2004.

Series M28 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of February 17, 2006.

Series W28 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of January 13, 2005.

Series T7-2 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of February 12, 2007.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem, pro-rata (subject to the methodology employed by The Depository Trust Company and the underlying broker-dealers, in a manner that is fair and equitable to all holders), the number and amount of outstanding Preferred Shares set forth below:

Series	Shares	Amount
M7	1,860	$46,500,000
T7	1,860	$46,500,000
W7	1,860	$46,500,000
TH7	1,860	$46,500,000
F7	1,860	$46,500,000
M28	1,218	$30,450,000
T28	1,660	$41,500,000
W28	1,660	$41,500,000
F28	1,660	$41,500,000
T7-2	2,102	$52,550,000

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of September, 2008.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President